DEFERRED REVENUE	12 Months Ended
Dec. 31, 2014
Deferred Revenue Disclosure
DEFERRED REVENUE

12. DEFERRED REVENUE

	As of December 31,
	2013	2014
	RMB	RMB	US$
Current:
Deferred revenue from customers	7,840	41,780	6,734
Deferred government subsidies	—	2,400	387
	7,840	44,180	7,121

Non-current:
Deferred revenue from customers	2,866	1,122	181
Deferred government subsidies	—	12	2
	2,866	1,134	183